Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss before tax	$ (41,347)	$ (38,534)
Adjustments for non-monetary items
Depreciation	2,159	1,927
Amortization	3,499	2,740
Finance expense, net	3,354	4,037
Fair value adjustments on warrant obligations	409	(20)
Expected credit loss allowance increase (reversal)	40	252
Share-based compensation	7,805	8,191
Movements in provisions and pensions	440	304
Research tax credit	(441)	(528)
Working capital changes
Decrease (increase) in accounts receivable	589	(1,298)
Decrease (increase) in prepaids and other assets	628	934
Decrease (increase) in inventory	(1,123)	362
Increase (decrease) in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	1,227	2,815
Cash used in operating activities	(22,761)	(18,818)
Income tax paid	(51)	(146)
Net cash flows used in operating activities	(22,812)	(18,964)
Investing activities
Purchase of property and equipment	(1,026)	(130)
Acquisition of intangible assets	0	(87)
Capitalized development costs	(4,541)	(3,250)
Interest received	520	876
Net cash flow used in investing activities	(5,047)	(2,591)
Financing activities
Proceeds from exercise of share options	1,233	115
Interest paid	(2,715)	(1,240)
Proceeds from borrowings, net of transaction costs	0	34,563
Payments of principal portion of lease liabilities	(1,201)	(889)
Net cash flow provided by/(used in) financing activities	67,032	32,549
Increase (decrease) in cash and cash equivalents	39,173	10,994
Effect of exchange differences on cash balances	(1,797)	3,602
Cash and cash equivalents at beginning of the period	70,289	80,226
Cash and cash equivalents at end of the period	107,665	94,822
Proceeds from sale of common stock in at-the-market offering, net of transaction costs
Financing activities
Proceeds from issuing shares	15,667	0
Proceeds from sale of common stock in follow-on offering, net of transaction costs
Financing activities
Proceeds from issuing shares	$ 54,048	$ 0